Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings per share, Diluted	[1]	$ 0.03	$ 0.10	$ 0.12
Weighted average number of ordinary shares outstanding, Diluted	[1]	32,278,485	34,165,920	30,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11).